Label	Element	Value
C000048814 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%
C000048814 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	75.30%
C000048814 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.50%
C000048812 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%
C000048812 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	7.00%
C000048812 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000048813 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%
C000048813 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	75.30%
C000048813 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.50%
C000048801 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%
C000048801 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	60.30%
C000048801 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	3.00%
C000236280 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.20%
C000236280 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	10.10%
C000211325 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.80%
C000211325 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	2.90%
C000048811 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%
C000048811 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	7.00%
C000048811 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000048819 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000048819 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	9.70%
C000048800 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%
C000048800 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	60.30%
C000048800 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	3.00%
C000048799 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%
C000048799 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	60.30%
C000048799 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	3.00%
C000199916 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.80%
C000199916 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	2.90%
C000048818 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000048818 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	9.70%
C000048810 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%
C000048810 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	7.00%
C000048810 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000199915 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.80%
C000199915 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	2.90%
C000048820 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000048820 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	9.70%
C000048817 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000048817 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	9.70%
C000048809 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%
C000048809 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	7.00%
C000048809 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%
C000048802 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%
C000048802 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	60.30%
C000048802 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	3.00%
C000048816 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%
C000048816 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	75.30%
C000048816 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.50%
C000236281 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.20%
C000236281 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	10.10%
C000048815 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%
C000048815 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	75.30%
C000048815 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.50%